DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 16, 2018	Jun. 30, 2017
Document Information [Line Items]
Entity registrant name	HERSHEY CO
Entity central index key	0000047111
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Document type	8-K
Document period end date	Dec. 31, 2017
Document fiscal year focus	2017
Document fiscal period focus	FY
Amendment flag	false
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity public float			$ 14,885,931,198
Common stock
Document Information [Line Items]
Entity common stock, shares outstanding (shares)		149,863,997
Class B common stock
Document Information [Line Items]
Entity common stock, shares outstanding (shares)		60,619,777